                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06711

Morgan Stanley Special Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2007

Date of reporting period: November 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY SPECIAL GROWTH FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------

     NUMBER OF
      SHARES                                                                                               VALUE
--------------------                                                                                --------------------

                              COMMON STOCKS (97.3%)
                              Apparel/Footwear (0.8%)
             31,474           Carter's, Inc.*                                                                 $ 867,423
                                                                                                    --------------------

                              Apparel/Footwear Retail (3.9%)
             56,142           Citi Trends Inc.*                                                               2,484,845
             50,328           J. Crew Group, Inc.*                                                            1,980,407
                                                                                                    --------------------
                                                                                                              4,465,252
                                                                                                    --------------------
                              Biotechnology (3.5%)
             29,654           Gen-Probe Inc.*                                                                 1,445,336
             47,135           Techne Corp.*                                                                   2,534,449
                                                                                                    --------------------
                                                                                                              3,979,785
                                                                                                    --------------------
                              Casino/Gaming (0.2%)
             29,352           Lakes Entertainment, Inc.*                                                        278,844
                                                                                                    --------------------

                              Commercial Printing/Forms (1.0%)
             34,912           VistaPrint Ltd. (Bermuda)*                                                      1,162,919
                                                                                                    --------------------

                              Computer Communications (0.8%)
            232,493           3Com Corp.*                                                                       974,146
                                                                                                    --------------------

                              Construction Materials (1.2%)
             19,380           Texas Industries, Inc.                                                          1,322,685
                                                                                                    --------------------

                              Electrical Products (0.5%)
             70,075           Spectrum Brands, Inc.*                                                            619,463
                                                                                                    --------------------

                              Electronic Components (0.4%)
             26,365           OmniVision Technologies, Inc.*                                                    429,486
                                                                                                    --------------------

                              Electronic Production Equipment (1.9%)
             57,045           Tessera Technologies, Inc.*                                                     2,160,294
                                                                                                    --------------------

                              Financial Publishing/Services (3.2%)
             81,395           Morningstar, Inc.*                                                              3,646,496
                                                                                                    --------------------

                              Forest Products (0.7%)
             15,038           Deltic Timber Corp.                                                               798,668
                                                                                                    --------------------

                              Home Building (4.8%)
             32,987           Brookfield Homes Corp.                                                          1,204,026
             66,213           Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*                               3,269,598
             19,905           Meritage Homes Corp.*                                                             966,587
                                                                                                    --------------------
                                                                                                              5,440,211
                                                                                                    --------------------
                              Home Furnishings (1.3%)
             88,111           Select Comfort Corp.*                                                           1,525,201
                                                                                                    --------------------

                              Hotels/Resorts/Cruiselines (4.5%)
             57,383           Gaylord Entertainment Co.*                                                      2,806,029
             24,106           Orient-Express Hotel Ltd. (Class A) (Bermuda)                                   1,031,978
             28,240           Vail Resorts, Inc.*                                                             1,243,125
                                                                                                    --------------------
                                                                                                              5,081,132
                                                                                                    --------------------
                              Industrial Machinery (1.5%)
              8,848           Middleby Corp.*                                                                   898,072
             49,793           Mueller Water Products Inc. (Class A)*                                            771,792
                                                                                                    --------------------
                                                                                                              1,669,864
                                                                                                    --------------------

                              Internet Retail (4.6%)
             70,122           Blue Nile Inc.*                                                                 2,349,788
             31,151           Ctrip.com International Ltd. (ADR) (Cayman Islands)                             1,729,504
             40,073           Netflix Inc.*                                                                   1,177,345
                                                                                                    --------------------
                                                                                                              5,256,637
                                                                                                    --------------------
                              Internet Software/Services (5.9%)
              9,585           Baidu.com, Inc. (Cayman Islands)                                                1,109,751
            118,371           CNET Networks, Inc.*                                                            1,072,441
             44,145           Equinix Inc.*                                                                   3,369,146
             47,105           Websense, Inc.*                                                                 1,203,533
                                                                                                    --------------------
                                                                                                              6,754,871
                                                                                                    --------------------
                              Investment Banks/Brokers (3.1%)
             50,508           Greenhill & Co., Inc.                                                           3,520,913
                                                                                                    --------------------

                              Investment Trusts/Mutual Funds (1.4%)
             48,296           Macquarie Infrastructure Company Trust                                          1,564,790
                                                                                                    --------------------

                              Medical Specialties (2.6%)
             24,771           Adams Respitory Therapeutics, Inc.*                                               975,234
             44,308           Flamel Technologies S.A. (ADR) (France)*                                        1,238,852
             15,635           Hologic, Inc.*                                                                    782,219
                                                                                                    --------------------
                                                                                                              2,996,305
                                                                                                    --------------------
                              Miscellaneous Commercial Services (7.9%)
             40,874           Copart, Inc.*                                                                   1,234,804
             45,887           Costar Group, Inc.*                                                             2,262,688
             36,878           Forrester Research, Inc.*                                                       1,037,009
             67,693           Grubb & Ellis Co.*                                                                741,915
             78,765           IHS Inc. (Class A)*                                                             2,918,243
            125,632           SkillSoft PLC (ADR) (Ireland)*                                                    785,200
                                                                                                    --------------------
                                                                                                              8,979,859
                                                                                                    --------------------
                              Oil & Gas Production (4.1%)
             67,201           Delta Petroleum Corp.*                                                          2,030,814
             23,829           GMX Resources Inc.*                                                             1,041,089
             37,981           Quicksilver Resources Inc.*                                                     1,606,976
                                                                                                    --------------------
                                                                                                              4,678,879
                                                                                                    --------------------
                              Other Consumer Services (8.3%)
             66,652           Ambassadors Group, Inc.                                                         1,887,585
             21,473           Bankrate, Inc.*                                                                   783,764
             36,452           Coinstar, Inc.*                                                                 1,189,793
             45,389           GMarket, Inc. (ADR) (South Korea)*                                              1,045,309
             64,047           HouseValues, Inc.*                                                                343,932
             23,622           Steiner Leisure Ltd.*                                                           1,058,266
             28,397           Strayer Education, Inc.                                                         3,125,090
                                                                                                    --------------------
                                                                                                              9,433,739
                                                                                                    --------------------
                              Other Transportation (2.2%)
             62,209           Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)                        2,456,633
                                                                                                    --------------------

                              Packaged Software (1.1%)
             37,486           Blackboard Inc.*                                                                1,068,351
             46,559           Convera Corp.*                                                                    217,896
                                                                                                    --------------------
                                                                                                              1,286,247
                                                                                                    --------------------
                              Pharmaceuticals: Other (2.8%)
             63,247           Medicis Pharmaceutical Corp. (Class A)                                          2,332,549
             33,876           Noven Pharmaceuticals, Inc.*                                                      803,200
                                                                                                    --------------------
                                                                                                              3,135,749
                                                                                                    --------------------
                              Property - Casualty Insurers (1.1%)
              3,589           Alleghany Corp.                                                                 1,229,591
                                                                                                    --------------------

                              Real Estate Development (0.3%)
              4,225           Consolidated-Tomoka Land Co.                                                      303,144
                                                                                                    --------------------

                              Recreational Products (2.6%)
             57,265           Marvel Entertainment, Inc.*                                                     1,609,146
             38,805           WMS Industries, Inc.*                                                           1,349,638
                                                                                                    --------------------
                                                                                                              2,958,784
                                                                                                    --------------------
                              Restaurants (5.9%)
             94,748           AFC Enterprises, Inc.*                                                          1,620,191
             62,001           BJ'S Restaurants Inc.*                                                          1,287,141
             88,983           Krispy Kreme Doughnuts, Inc.*                                                     864,025
             53,906           P.F. Chang's China Bistro, Inc.*                                                1,946,007
             41,411           Peet's Coffee & Tea, Inc.*                                                      1,053,910
                                                                                                    --------------------
                                                                                                              6,771,274
                                                                                                    --------------------
                              Services to the Health Industry (2.9%)
             60,154           Advisory Board Co. (The)*                                                       3,336,742
                                                                                                    --------------------

                              Specialty Stores (2.2%)
             53,592           Build-A-Bear-Workshop, Inc.*                                                    1,638,843
             68,191           CKX, Inc.*                                                                        833,294
                                                                                                    --------------------
                                                                                                              2,472,137
                                                                                                    --------------------
                              Specialty Telecommunications (0.6%)
             54,006           IDT Corp. (Class B)*                                                              699,918
                                                                                                    --------------------

                              Trucking (2.1%)
             53,050           Landstar System, Inc.                                                           2,389,372
                                                                                                    --------------------

                              Wholesale Distributors (2.8%)
             54,958           Beacon Roofing Supply, Inc.*                                                    1,128,288
             50,294           Pool Corp.                                                                      2,060,545
                                                                                                    --------------------
                                                                                                              3,188,833
                                                                                                    --------------------
                              Wireless Telecommunications (2.6%)
             51,910           FiberTower Corp.*                                                                 282,390
             95,686           SBA Communications Corp.*                                                       2,714,612
                                                                                                    --------------------
                                                                                                              2,997,002
                                                                                                    --------------------
                              TOTAL COMMON STOCKS
                                (Cost $98,650,337)                                                          110,833,288
                                                                                                    --------------------
     PRINCIPAL
     AMOUNT IN
     THOUSANDS
--------------------
                              SHORT-TERM INVESTMENT (2.5%)
                              REPURCHASE AGREEMENT
            $ 2,896           Joint repurchase agreement account 5.295%
                              due 12/01/06 (dated 11/30/06;
                              proceeds $2,896,426) (a) (Cost $2,896,000)                                      2,896,000
                                                                                                    --------------------

                              TOTAL INVESTMENTS
                                (Cost $101,546,337) (b)                                   99.8%             113,729,288
                              OTHER ASSETS IN EXCESS OF LIABILITIES                        0.2                  266,545
                                                                                       -----------  --------------------
                              NET ASSETS                                                 100.0%           $ 113,995,833
                                                                                       ===========  ====================

----------------
     ADR  American Depositary Receipt.

     *    Non-income producing security.

     (a)  Collateralized by federal agency and U.S. Treasury obligations.

     (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,937,220 and the aggregate gross unrealized depreciation is $5,754,269, resulting in net unrealized appreciation of $12,182,951.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the
Trust's/Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 18, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Special Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 18, 2007
                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Special Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 18, 2007
                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       5